Share-Based Compensation and Pensions - Pension Plans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined contribution plans	$ 11,791	$ 11,798	$ 11,434
Defined benefit plan	2,975	684	2,243
Total pension expense	14,766	12,482	$ 13,677
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, unfunded liability	6,900	8,900
Accrued liability, defined benefit plan	$ 6,900	$ 8,900